Condensed Unconsolidated Financial Information - Summary of Accounts Payable (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Payable [Line Items]
Non-current	$ 71,388,595	$ 69,989,797
Accounts payable for investments in Property, plant and equipment		11,922,779
Total	71,388,595	81,912,576
Loma Negra C.I.A.S.A. [member]
Disclosure Of Accounts Payable [Line Items]
Non-current	0	0
Accounts payable for investments in Property, plant and equipment	71,388,595	69,989,797
Total	$ 71,388,595	$ 69,989,790